Accounts Receivable Disclosure: Schedule of Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Accounts Receivable

	December 31,	December 31,
	2015	2014

Due from customers and vendors	$26,773	$93,643
Due from sale of residual assets	78,323	--
Less allowance for bad debts	--	(11,250)
Total accounts receivable, net	$105,096	$82,393